TAXES	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
TAXES

NOTE 7 – TAXES

Income Taxes

British Virgin Islands (“BVI”)

Tian’an is incorporated in BVI and is generally not subject to tax on income or capital gain under current BVI law. In addition, payments of dividends by Tian’an to its shareholders are not subject to withholding tax in the BVI.

Hong Kong

The Company’s subsidiary, Tian’an HK, is incorporated in Hong Kong and had no taxable profit or income tax liabilities during the period. Tian’an HK is subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong.

The PRC

The Company’s subsidiaries operating in the PRC are generally subject to the Corporate Income Tax Law of the PRC at a unified income tax rate of 25%. The reconciliation of income tax rate to the effective income tax rate for the six months ended June 30, 2026 and 2025 from continuing operations is as follows:

	For the Six Months Ended June 30,
	2026	2025
Income (loss) before income taxes from operations in the PRC	$(7,876)	$20,115
Statutory income tax rate	25%	25%
Income tax expense at statutory rate	(1,969)	5,029
Tax effect of net operating loss carryforward	-	(5,029)
Valuation allowance of deferred tax assets	1,969	-
Income tax expense	$-	$-

Management believes that it is more likely than not that the deferred tax assets will not be fully realizable in the future. Accordingly, the Company recorded an increase of $1,969 in its valuation allowance against its deferred tax assets for the six months ended June 30, 2026, primarily relating to net operating loss carryforwards from the local tax regime.

Value-Added Tax and Other Withholding and Other Levies

The Company’s products are sold in the PRC and are subject to VAT on the gross sales price. The VAT rates range up to 13%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company for raw materials and other materials included in the cost of producing or acquiring its finished products. The Company records a VAT payable net of payments if the VAT payable on the gross sales is larger than VAT paid by the Company on purchase of materials or finished goods: otherwise, the Company records a VAT deductible in the accompanying financial statements net of any VAT payable at the end of reporting periods. As of June 30, 2026 and December 31, 2025, the Company recorded VAT payable of $2,693 and $4,959, respectively.

The Company is also subject to various local government levies, including stamp tax, urban construction tax, and additional education tax. The rates for these levies are minimal and vary across the different jurisdictions in which the Company operates. Additionally, the Company serves as the withholding agent for personal income tax on employee salaries. As of June 30, 2026 and December 31, 2025, the Company recorded $1,707 and $248 in other levies and tax withholdings.